Summary of significant accounting policies - Impact of transition (Details) - EUR (€) € in Thousands	Mar. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets presented in property plant and equipment	€ 5,140	€ 3,526
Lease liabilities	€ 4,348	3,526
Property, Plant & Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets presented in property plant and equipment		3,526
Lease liabilities		€ 3,526